SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
Schedule of warrants outstanding

	Exercise		December 31,		Contact Gold						December 31,
Expiry date	price		2023		acquisition		Exercised		Expired		2024
December 18, 2026	C$	3.00		28,253,200				(2,713,200)		—		25,540,000
February 23, 2026 (note 13)	C$	7.94		—		315,000		—		—		315,000
Shares issuable upon exercise of warrants				28,253,200		315,000		(2,713,200)		—		25,855,000

Weighted average exercise price			C$	3.00	C$	7.94	C$	3.00	C$	—	C$	3.06